Cash and Cash Equivalents - Summary of Cash on Hand and Cash Held at Bank (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2014 RMB [Member] USD ($)	Dec. 31, 2014 RMB [Member] CNY	Dec. 31, 2013 RMB [Member] USD ($)	Dec. 31, 2013 RMB [Member] CNY	Dec. 31, 2014 USD [Member] USD ($)	Dec. 31, 2014 USD [Member] CNY	Dec. 31, 2013 USD [Member] USD ($)	Dec. 31, 2013 USD [Member] CNY	Dec. 31, 2014 HKD [Member] USD ($)	Dec. 31, 2014 HKD [Member] HKD	Dec. 31, 2013 HKD [Member] USD ($)	Dec. 31, 2013 HKD [Member] HKD
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	$ 404,275	$ 93,906	$ 81,906	$ 53,349	$ 110,149	674,001	$ 81,851	499,034	$ 294,036	294,036	$ 11,959	11,959	$ 90	697	$ 96	749